INVENTORIES - Summary inventories comprise (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
INVENTORIES
Production supplies		¥ 127,965	¥ 72,840
Work in progress	[1]	311,147	248,181
Inventories		¥ 439,112	¥ 321,021

[1]	Work in progress represents vehicles in the process of deployment for sale.